Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Non-current provision [member]
Statement [LineItems]
Summary of Current Provisions

Non-current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2018	8,887	188,531	197,418
Provisions recognized	5,859	47,580	53,439
Unwinding of discount	—	9,760	9,760
Transfer to current provisions	(5,382)	—	(5,382)
Effect of changes in exchange rates	—	13,487	13,487

Balance at 31 December 2018	9,364	259,358	268,722

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2017	6,889	180,652	187,541
Provisions recognized/(reversed)	4,256	(8,461)	(4,205)
Unwinding of discount	—	15,328	15,328
Transfer to current provisions	(2,258)	—	(2,258)
Effect of changes in exchange rates	—	1,012	1,012

Balance at 31 December 2017	8,887	188,531	197,418

Current provision [member]
Statement [LineItems]
Summary of Current Provisions

Current provisions:

	Legal claims	Bonus	Total
Balance at 1 January 2018	605,679	229,520	835,199
Provisions recognized/(reversed)	(3,520)	408,740	405,220
Payments	(626,214)	(338,650)	(964,864)
Transfers from non-current provisions	5,381	—	5,381
Unwinding of discount	26,185	—	26,185
Disposal of subsidiaries	—	(2,070)	(2,070)
Effect of changes in exchange rates	1,082	935	2,017

Balance at 31 December 2018	8,593	298,475	307,068

	Legal claims	Bonus(*)	Other	Total
Balance at 1 January 2017	18,266	173,391	785	192,442
Provisions recognized/(reversed)(**)	583,788	318,603	(785)	901,606
Payments	(1,188)	(263,080)	—	(264,268)
Transfer from non-current provisions	2,258	—	—	2,258
Unwinding of discount	2,531	—	—	2,531
Effect of changes in exchange rates	24	606	—	630

Balance at 31 December 2017	605,679	229,520	—	835,199

(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.1 and 37.3 for legal claim.